Income Taxes - Schedule of Reconciliation of U.S Federal Income Tax Rate (Details) - Breeze Holdings Acquisition Corp. [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of U.S Federal Income Tax Rate [Line Items]
Statutory U.S. Federal income tax rate			21.00%		21.00%	21.00%
Change in fair market value of warrant liabilities					(6.17%)	(8.43%)
Previous tax year adjustment						4.19%
Non-deductible transaction costs					19.67%	(8.26%)
Change in valuation allowance					(34.49%)	(8.97%)
Other					(0.01%)	(0.25%)
Income tax provision	0.04%	0.04%	0.01%	0.25%	0.00%	(0.72%)